UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                ----------------------------

Check here if Amendment [ X ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
           --------------------------------------------------
Address:   140 EAST 45TH STREET, 15TH FLOOR
           --------------------------------------------------
           NEW YORK, NY 10017
           --------------------------------------------------

Form 13F File Number:  028-11244
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kamunting Street Management, L.L.C.
           --------------------------------------------------
Title:     Allan C. Teh, Managing Member
           --------------------------------------------------
Phone:     212-490-4350
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Allan C. Teh                NEW YORK, NY             8/9/06
       ------------------------   ------------------------------  ----------
              [Signature]                  [City, State]            [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        46
                                               -------------

Form 13F Information Table Value Total:        $313,529
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number Name


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                                                      Form 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
------------------------------ ---------------- --------- -------- ---------- --- ---- ---------- ---------- ----------------------
                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS      SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- ---------- --- ---- ---------- ---------- ---------- ------ ----
ACCENTIA BIOPHARMACEUTICALS    COM              00430L103      864    200,000  SH          SOLE                 200,000    0    0
ALPHA NATURAL RESOURCES INC    COM              02076X102    6,391    276,329  SH          SOLE                 276,329    0    0
AMERICAN FINL RLTY TR          NOTE 4.375% 7/1  02607PAB3    2,249  2,500,000  SH          SOLE               2,500,000    0    0
AMERICAN TOWER CORP            CL A             029912201    2,334     75,000  SH          SOLE                  75,000    0    0
AMR CORP                       NOTE 4.500% 2/1  001765BB1   16,805 12,500,000  SH          SOLE              12,500,000    0    0
APEX SILVER MINES LTD          NOTE 4.000% 9/1  03760XAD3   12,063 15,000,000  SH          SOLE              15,000,000    0    0
APEX SILVER MINES LTD          NOTE 2.875% 3/1  03760XAB7    7,698 10,000,000  SH          SOLE              10,000,000    0    0
BARNES GROUP INC               NOTE 3.750% 8/0  067806AB5    5,509  5,000,000  SH          SOLE               5,000,000    0    0
BASIC ENERGY SVCS INC NEW      COM              06985P100    2,926     95,728  SH          SOLE                  95,728    0    0
CELL THERAPEUTICS INC          NOTE 4.000% 7/0  150934AF4      839  2,000,000  SH          SOLE               2,000,000    0    0
CELL THERAPEUTICS INC          NOTE 7.500% 4/3  150934AK3    2,048  2,969,000  SH          SOLE               2,969,000    0    0
CELL THERAPEUTICS INC          NOTE 5.750% 6/1  150934AD9    6,346 11,000,000  SH          SOLE              11,000,000    0    0
CHARTER COMMUNICATIONS INC D   NOTE 5.875% 11/1 16117MAE7    1,279  1,700,000  SH          SOLE               1,700,000    0    0
CHICAGO MERCANTILE HLDGS       CL A             167760107    3,684      7,500  SH          SOLE                   7,500    0    0
CITADEL BROADCASTING CORP      NOTE 1.875% 11/1 17285TAB2    8,300 10,000,000  SH          SOLE              10,000,000    0    0
CONEXANT SYSTEMS INC           COM              207142100    1,250    500,000  SH          SOLE                 500,000    0    0
CTS CORP                       NOTE 2.125% 5/0  126501AC9    8,842  8,000,000  SH          SOLE               8,000,000    0    0
D R HORTON INC                 COM              23331A109      596     25,000  SH          SOLE                  25,000    0    0
DOV PHARMACEUTICAL INC         NOTE 2.500% 1/1  259858AB4    1,999  4,000,000  SH          SOLE               4,000,000    0    0
EDO CORP                       NOTE 4.000% 11/1 281347AE4    7,256  7,500,000  SH          SOLE               7,500,000    0    0
EXPRESSJET HOLDINGS INC        NOTE 4.250% 8.0  30218UAB4   11,074 12,500,000  SH          SOLE              12,500,000    0    0
FORD MTR CO CAP TR II          PFD TR CV 6.5%   345395206   56,193  2,016,900  SH          SOLE               2,016,900    0    0
GATEWAY INC                    NOTE 1.500% 12/3 367626AB4    8,539 11,000,000  SH          SOLE              11,000,000    0    0
GENERAL MTRS CORP              DEB SR CV C 33   370442717   48,356  2,392,400  SH          SOLE               2,392,400    0    0
GENTA INC                      COM NEW          37245M207      413    252,003  SH          SOLE                 252,003    0    0
HUMAN GENOME SCIENCES INC      NOTE 2.250% 8/1  444903AM0    1,313  1,500,000  SH          SOLE               1,500,000    0    0
ICOS CORP                      NOTE 2.000% 7/0  449295AB0    4,160  5,000,000  SH          SOLE               5,000,000    0    0
INCYTE CORP                    NOTE 3.500% 2/1  45337CAE2    3,087  4,000,000  SH          SOLE               4,000,000    0    0
INHALE THERAPEUTIC SYS INC     NOTE 3.500%10/1  457191AH7    7,479  7,735,000  SH          SOLE               7,735,000    0    0
LEVEL 3 COMMUNICATIONS INC     NOTE 10.000% 5/0 52729NBE9   12,155  8,000,000  SH          SOLE               8,000,000    0    0
LITHIA MTRS INC                NOTE 2.875% 5/0  536797AB9    8,234  8,535,000  SH          SOLE               8,535,000    0    0
LORAL SPACE & COMMUNICATIONS L COM              543881106    5,122    180,596  SH          SOLE                 180,596    0    0
LUCENT TECHNOLOGIES INC        DBCV 2.750% 6/1  549463AG2    1,960  2,000,000  SH          SOLE               2,000,000    0    0
MAXTOR CORP                    NOTE 6.800% 4/3  577729AC0    3,292  3,000,000  SH          SOLE               3,000,000    0    0
MIRANT CORP NEW                COM              60467R100    1,742     65,000  SH          SOLE                  65,000    0    0
NEWFIELD EXPL CO               COM              651290108    1,566     32,000  SH          SOLE                  32,000    0    0
OSCIENT PHARMACEUTICALS CORP   COM              68812R105      412    479,546  SH          SOLE                 479,546    0    0
PACIFIC ETHANOL INC            COM              69423U107    1,272     55,000  SH          SOLE                  55,000    0    0
PHARMACEUTICAL RES INC         NOTE 2.875% 9/3  717125AC2    3,301  4,000,000  SH          SOLE               4,000,000    0    0
PINNACLE AIRL CORP             NOTE 3.250% 2/1  723443AB3    4,399  4,930,000  SH          SOLE               3,000,000    0    0
PLAYBOY ENTERPRISES INC        NOTE 3.000% 3/1  728117AB8    7,967  9,000,000  SH          SOLE               9,000,000    0    0
STEMCELLS INC                  COM              85857R105      508    247,824  SH          SOLE                 247,824    0    0
UAL CORP                       COM NEW          902549807    8,071    260,197  SH          SOLE                 260,197    0    0
UTSTARCOM INC                  COM              918076100      107     13,781  SH          SOLE                  13,781    0    0
WATSON PHARMACEUTICALS INC     DBCV 1.750% 3/1  942683AC7    9,203 10,500,000  SH          SOLE              10,500,000    0    0
WILLBROS GROUP INC             NOTE 2.750% 3/1  969199AC2    4,326  4,257,000  SH          SOLE               4,257,000    0    0

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